Investment Property	12 Months Ended
Dec. 31, 2019
Investment Property
Investment Property

Note 11. Investment Property

All of the Group’s investment property is located in Europe.

Changes in investment property included in non-current assets:	2019	2018
Balance, beginning of year	$37,804	$37,660
Change in fair value during the year	2,996	(274)
Disposals	—	(976)
Currency translation adjustments	(2,595)	1,394
Balance, end of year	$38,205	$37,804

The amounts recognized in profit or loss in relation to investment property during the years ended December 31, 2019, 2018 and 2017 are as follows:

Years ended December 31:	2019	2018	2017
Rental income	$1,652	$1,611	$1,510
Direct operating expenses (including repairs and maintenance) arising from investment property during the year	266	193	256